AST Multi-Asset Diversified Portfolio Investment Strategy - AST Multi-Asset Diversified Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS AND PERFORMANCEPrincipal Investment Strategies.
Strategy Narrative [Text Block]	The Portfolio's asset allocation generally provides for an allotment of approximately 60% of Portfolio assets to a combination of domestic and international equity strategies and an allotment of approximately 40% of Portfolio assets to a combination of US fixed income, hedged international bond, real return, and other non-traditional investment strategies, including real estate and commodities. The Portfolio is subadvised by PGIM Quantitative Solutions LLC (PGIM Quantitative Solutions), which allocates the Portfolio's net assets across different investment categories and different subadvisers. PGIM Quantitative Solutions also directly manages a portion of the Portfolio's assets. Certain investment categories contain sub-categories. The subadviser for a category or sub-category employs a specific investment strategy for that category or sub-category. PGIM Quantitative Solutions employs a two-tiered approach to allocating Portfolio assets across the various investment categories, sub-categories, and the subadvisers. First, PGIM Quantitative Solutions analyzes the macro-economic landscape, the capital markets, and the related implications for each investment strategy. Second, PGIM Quantitative Solutions draws on its understanding of the strategies used by the other subadvisers to determine which subadvisers are expected to perform best under the prevailing macro-economic landscape. The Portfolio may use derivative instruments to gain exposure to certain traditional and non-traditional investment strategies. The Portfolio may engage in short sales and may invest in fixed income securities that are rated below investment grade by the major ratings services, or, if unrated, considered to be of comparable quality (i.e., “junk bonds”), in connection with these investment strategies. In managing the Portfolio's assets, portfolio managers use a combination of top-down economic analysis and bottom-up research in conjunction with proprietary quantitative models and risk management systems. In the top- down economic analysis, portfolio managers develop views on economic, policy, and market trends by continually evaluating economic data that affect the movement of markets and securities prices. In their bottom-up research, portfolio managers develop an internal rating and outlook on issuers. The rating and outlook are determined based on a thorough review of the financial health and trends of the issuer, which include a review of the issuer's composition of revenue, profitability, cash flow margin, and leverage. The subadviser may also consider investment factors such as expected total return, yield, spread, and potential for price appreciation as well as credit quality, maturity, and risk. The Portfolio may invest in a security based upon the expected total return rather than the yield of such security. PGIM Quantitative Solutions directly manages the Portfolio's liquidity strategy. The Portfolio allocates approximately 15-25% of its net assets to the liquidity strategy, which is employed through an overlay sleeve. The liquidity strategy seeks to allow for the efficient management of Portfolio-level risk and changes in the Portfolio's asset levels, liquidity, and asset allocations. The liquidity strategy is also used to access and adjust exposures to various asset classes and underlying strategy allocations. The liquidity strategy is invested primarily in (i) derivative instruments including, but not limited to, swaps, forwards, index futures, other futures contracts, and options thereon to provide liquid exposure to the applicable equity and fixed income benchmark indices; and (ii) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements for the futures contracts and to provide additional portfolio liquidity to satisfy large-scale redemptions. The liquidity strategy also invests in exchange-traded funds (ETFs) for additional exposure to relevant markets. The liquidity strategy may temporarily deviate from the allocation indicated due to redemptions in the Portfolio or other circumstances relevant to the Portfolio's overall investment process. To achieve its investment strategies, the Portfolio may invest in other pooled investment vehicles, including, without limitation, open-end or closed-end investment companies, ETFs, and unit investment trusts (collectively referred to as underlying portfolios). In addition to the Portfolio's investment in those underlying portfolios, the Portfolio may also invest its assets in the AST PGIM Fixed Income Central Portfolio (the PGIM Central Portfolio). The PGIM Central Portfolio is a special type of investment vehicle for sole use by certain asset allocation portfolios, including the Portfolio. The PGIM Central Portfolio normally invests at least 80% of its assets (net assets plus any borrowings made for investment purposes) in investment grade bonds. Rather than buy bonds directly, the Portfolio may invest in the PGIM Central Portfolio. The Portfolio may invest without limit in the PGIM Central Portfolio. The remainder of the Portfolio's assets will be managed directly by subadvisers to the Portfolio. Those percentages and allocations are subject to change by the Manager and PGIM Quantitative Solutions.